Document and Entity Information	Feb. 11, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 11, 2022
Entity Registrant Name	WORLD GOLD TRUST
Entity Incorporation, State or Country Code	NY
Entity File Number	001-37996
Entity Tax Identification Number	36-7650517
Entity Address, Address Line One	c/o WCG USA Asset Management Company, LLC
Entity Address, Address Line Two	685 Third Ave., 27th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	317-3800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	SPDR® Gold MiniSharesSM Trust
Trading Symbol	GLDM
Security Exchange Name	NYSEArca
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001618181